Submission	Jun. 04, 2026
Submission [Line Items]
Central Index Key	0001921603
Registrant Name	WhiteHawk Income Corp
Registration File Number	333-295743
Form Type	S-1
Submission Type	S-1MEF
Fee Exhibit Type	EX-FILING FEES